Commercial Properties - Components of Commercial Properties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Of Rental Properties [Abstract]
Commercial properties		$ 15,394
Less: accumulated depreciation		(31)
Commercial properties		$ 15,363